Horizon Active Income Fund
Schedule of Investments
February 28, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.8%	Shares	Value
First Trust TCW Opportunistic Fixed Income ETF	268,864	$11,830,016
Hartford Total Return Bond ETF (a)	347,926	11,846,880
iShares 10+ Year Investment Grade Corporate Bond ETF (a)	321,701	16,474,308
iShares 1-3 Year Treasury Bond ETF	497	41,062
iShares 1-5 Year Investment Grade Corporate Bond ETF	1,002	52,455
iShares 20+ Year Treasury Bond ETF	152,578	14,102,785
iShares 7-10 Year Treasury Bond ETF	1,627	155,086
iShares iBoxx Investment Grade Corporate Bond ETF (a)	1,428	156,523
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	354	32,579
iShares TIPS Bond ETF	86,839	9,581,815
Janus Henderson AAA CLO ETF	1,011	51,470
Janus Henderson B-BBB CLO ETF	213	10,514
Janus Henderson Mortgage-Backed Securities ETF (a)	419,735	19,064,364
PIMCO Active Bond Exchange-Traded Fund (a)	127,979	11,889,249
PIMCO Multisector Bond Active ETF (a)	450,611	11,932,179
Simplify MBS ETF (a)	94,037	4,727,240
SPDR Blackstone High Income ETF	123,721	3,532,235
SPDR Blackstone Senior Loan ETF	1,222	50,957
SPDR Doubleline Total Return Tactical ETF (a)	644,685	26,025,933
SPDR Portfolio High Yield Bond ETF	297,397	7,089,944
SPDR Portfolio Intermediate Term Corporate Bond ETF	1,578	52,547
SPDR Portfolio Long Term Treasury ETF	2,992	82,549
SPDR Portfolio Short Term Corporate Bond ETF	941,969	28,353,267
VanEck Fallen Angel High Yield Bond ETF	977,217	28,407,698
VanEck J. P. Morgan EM Local Currency Bond ETF	1,639	38,779
Vanguard Total International Bond ETF (a)	330,369	16,353,266
Xtrackers USD High Yield Corporate Bond ETF (a)	421,544	15,479,096
TOTAL EXCHANGE TRADED FUNDS (Cost $234,954,552)		237,414,796

SHORT-TERM INVESTMENTS - 17.5%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 17.4%
First American Government Obligations Fund - Class X, 4.23% (b)	41,397,632	41,397,632

Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.28% (b)	178,343	178,343
TOTAL SHORT-TERM INVESTMENTS (Cost $41,575,975)		41,575,975

TOTAL INVESTMENTS - 117.3% (Cost $276,530,527)		278,990,771
Liabilities in Excess of Other Assets - (17.3)%		(41,150,340)
TOTAL NET ASSETS - 100.0%		$237,840,431
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $40,661,781 which represented 17.1% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Horizon Active Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$237,414,796	$–	$–	$237,414,796
Investments Purchased with Proceeds from Securities Lending	41,397,632	–	–	41,397,632
Money Market Funds	178,343	–	–	178,343
Total Investments	$278,990,771	$–	$–	$278,990,771

Refer to the Schedule of Investments for further disaggregation of investment categories.